Share Capital - Summary of Changes in Stock Option (Details)	3 Months Ended	12 Months Ended
	Jul. 31, 2025 shares $ / shares	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,927,925	1,521,367
Number of options, Granted | shares		799,767
Number of option, Expired | shares	(43,558)	(159,021)
Number of options, Forfeited | shares		(234,188)
Number of options, Outstanding | shares	1,884,367	1,927,925	1,521,367
Number of options, Unvested | shares	(653,111)
Number of options, Exercisable | shares	1,231,256
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.69	$ 7.17
Weighted average exercise price, Granted | $ / shares		1.22
Weighted average exercise price, Expired | $ / shares	1.75	3.8
Weighted average exercise price, Forfeited | $ / shares		1.1
Weighted average exercise price outstanding, Ending balance | $ / shares	5.66	$ 5.69	$ 7.17
Weighted average exercise price, Unvested | $ / shares	1.25
Weighted average exercise price, Exercisable | $ / shares	$ 7.99
Weighted average life remaining (years)	4 years 2 months 19 days	4 years 5 months 12 days	3 years 5 months 19 days
Weighted average life remaining (years), Unvested	8 years 9 months 18 days
Weighted average life remaining (years), Exercisable	1 year 9 months 14 days